PF Real Estate Fund
PF Real Estate Fund
Investment Goal
This Fund seeks current income and long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PF Real Estate Fund Class P
Management Fee	0.90%
Other Expenses	0.22%
Total Annual Fund Operating Expenses	1.12%
Less Expense Reimbursement	(0.07%)	[1]
Total Annual Fund Operating Expenses	1.05%	[2]
[1]	The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.15% through 7/31/2018, and 0.30% from 8/1/2018 through 7/31/2022. The agreement is terminable upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment would be limited to the lesser of: (i) the expense cap in effect at the time of the reimbursement or (ii) the expense cap in effect at the time of recoupment.
[2]	after Expense Reimbursement

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the expense reimbursement (expense limitation), which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example	1 year	3 years	5 years	10 years
PF Real Estate Fund | Class P | USD ($)	107	349	610	1,357

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption	1 year	3 years	5 years	10 years
PF Real Estate Fund | Class P | USD ($)	107	349	610	1,357

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year ended March 31, 2017, the portfolio turnover rate was 27% of the average value of the Fund.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in securities of companies operating in the real estate and related industries. The Fund invests primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts (“REITs”) and real estate operating companies (“REOCs”). REITs and REOCs invest primarily in properties that produce income and in real estate interest or loans. The Fund focuses on REITs, as well as REOCs, that invest in a variety of property types and regions. The Fund normally will invest more than 25% of its assets in securities of companies in real estate and related industries. The Fund may invest in small-, mid- and large-capitalization companies.

The sub-adviser uses a combination of “top-down” and “bottom-up” investment processes. The “top-down” portion seeks diversified exposure to all major asset classes in the real estate and related industries, with an overweighting to property markets that offer the best relative valuation. The sub-adviser’s proprietary models drive the “bottom-up” value-driven approach for stock selection. The “bottom-up” research process strongly influences the sub-adviser’s perspective on which property markets it believes provide better relative value and growth prospects and, consequently, affects its decision to overweight or underweight a given property market.

The sub-adviser may sell a portfolio holding if the holding’s share price shifts to the point where the position no longer represents an attractive relative value opportunity versus the underlying value of its assets and/or growth prospects or versus other securities in the investment universe.

The Fund is classified as non-diversified, which means it may invest in a smaller number of issuers than a diversified fund.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to other Principal Risks described below. The Fund may be affected by the following principal risks:
  Active Management Risk: The Manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal.
  Equity Securities Risk: Equity securities tend to go up or down in value, sometimes rapidly and unpredictably.
  Industry Concentration Risk: Concentrating investments in a particular industry or group of industries makes the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that industry or related industries. Because the Fund concentrates in securities of companies in real estate and related industries, the Fund may perform poorly during a downturn in those industries.
  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer of the security or instrument, such as reduced demand for the issuer’s goods or services.
  Large-Capitalization Companies Risk: Although large-capitalization companies tend to have stabler prices than smaller, less established companies, they are still subject to equity securities risk. In addition, their prices may not rise as much as the prices of companies with smaller market capitalizations.
  Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the Fund has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain holdings may be difficult to value, purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.
  Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.
  Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility risk and be more vulnerable to economic, market and industry changes than larger, more established companies.
  Non-Diversification Risk: A Fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a fund that is classified as diversified. This increases the Fund’s price volatility risk and the risk that its value could go down because the poor performance of a single investment or a fewer number of investments will have a greater impact on the Fund than a diversified fund with more investments. Being classified as non-diversified does not prevent the Fund from being managed as though it were a diversified fund.
  Price Volatility Risk: To the extent the Fund invests in investments whose value may go up or down rapidly or unpredictably, the Fund’s value may also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer.
  Real Estate Companies Risk: Investing in companies operating in the real estate and related industries, including Real Estate Investment Trusts (“REITs”) and Real Estate Operating Companies (“REOCs”), expose the Fund to the risks of the real estate market and to risks associated with the ownership of real estate. These risks can include fluctuations in the value of or destruction of underlying properties; tenant or borrower default; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in vacancies; competition; property taxes; capital expenditures, or operating expenses; and other economic or political events affecting the real estate industry. Real estate companies and sectors and industries that affect the performance of real estate companies (such as banking or financial institutions) may be subject to extensive government regulation, which may change unexpectedly and frequently and significantly impact the Fund. Changing interest rates and credit quality requirements for borrowers and tenants may also affect the cash flow of REITs and REOCs and their ability to meet capital needs.
  Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility risk and be more vulnerable to economic, market and industry changes than larger, more established companies.
  Value Companies Risk: Value companies are those that are thought to be undervalued and perceived as trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Performance
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The Average Annual Total Returns table below compares Fund performance to a broad-based securities market benchmark index and to a real estate sector index which is comprised of securities that are more representative of the Fund's investment strategies than those in the broad-based index.

Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Calendar Year Total Returns (%)
[1]	Class P return for the period 1/1/17 through 6/30/17: (0.87%)

Best and worst quarterly performance reflected within the bar chart: Q2 2009: 30.67%; Q4 2008: (37.93%)
Average Annual Total Returns (For the periods ended December 31, 2016)
Average Annual Total Returns - PF Real Estate Fund	1 year	5 years	10 years	Inception Date
Class P	6.59%	10.76%	4.20%	Dec. 31, 2004
Class P | (after taxes on distributions)	4.40%	9.26%	3.15%	Dec. 31, 2004
Class P | (after taxes on distributions and sale of Fund shares)	4.53%	8.13%	3.00%	Dec. 31, 2004
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	11.96%	14.66%	6.95%
FTSE NAREIT Equity REITs Index (reflects no deductions for fees, expenses or taxes)	8.52%	12.01%	5.08%

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes, and (b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.